Taxes (Details 1) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 159,468	$ 151,311
Lease liabilities	22,789	43,867
Allowance for credit loss	(9,806)	(6,624)
Deferred tax assets	172,451	188,554
ROU assets	(23,599)	(45,785)
Deferred tax liabilities	(23,599)	(45,785)
Valuation allowance	(148,852)	(142,769)
Deferred tax assets (liabilities), net